T. ROWE PRICE Emerging Markets Stock Fund
January 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.8%
Common Stocks 0.8%
MercadoLibre (USD) (1) 73,273 82,949
Total Argentina (Cost
$15,351
)
82,949
BRAZIL 5.0%
Common Stocks 4.0%
B3  43,115,800 119,196
Localiza Rent a Car  2,698,800 29,890
Lojas Renner  6,932,055 36,918
Pagseguro Digital, Class A (USD) (1) 1,096,404 24,801
Raia Drogasil  21,880,106 95,842
Rede D'Or Sao Luiz  4,611,572 38,646
StoneCo, Class A (USD) (1) 1,313,624 20,466
XP, Class A (USD) (1) 1,817,241 60,532
426,291
Preferred Stocks 1.0%
Itau Unibanco Holding  21,959,918 105,455
105,455
Total Brazil (Cost
$495,871
)
531,746
CHILE 0.7%
Common Stocks 0.7%
Banco Santander Chile, ADR (USD)  3,766,168 75,625
Total Chile (Cost
$72,534
)
75,625
CHINA 32.3%
Common Stocks 24.1%
Alibaba Group Holding (HKD) (1) 8,866,356 138,967
Alibaba Group Holding, ADR (USD) (1) 2,085,017 262,274
China Mengniu Dairy (HKD)  635,000 3,753
China Overseas Land & Investment (HKD)  55,175,000 162,848
China Resources Mixc Lifestyle Services (HKD)  3,917,000 23,023
ENN Energy Holdings (HKD)  4,439,500 70,678
I-Mab, ADR (USD) (1) 370,222 9,348
JD.com (HKD)  585,795 19,956
Kingdee International Software Group (HKD) (1) 9,594,000 21,983
Meituan, Class B (HKD) (1) 6,575,700 196,182

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Pinduoduo, ADR (USD) (1) 830,600 49,703
Ping An Insurance Group, Class H (HKD)  31,826,000 252,565
Sino Biopharmaceutical (HKD)  70,890,500 48,890
Sunny Optical Technology Group (HKD)  1,586,700 40,965
Tencent Holdings (HKD)  12,301,700 770,853
Trip.com Group, ADR (USD) (1) 1,753,809 46,669
Wuxi Biologics Cayman (HKD) (1) 9,197,000 92,179
Yum China Holdings (USD)  5,287,000 254,675
Zhongsheng Group Holdings (HKD)  16,523,000 126,932
2,592,443
Common Stocks - China A Shares 8.2%
Glodon, A Shares (2) 5,610,592 54,645
Hongfa Technology, A Shares (CNH)  6,511,389 65,646
Huayu Automotive Systems, A Shares (CNH)  35,159,440 153,804
Hundsun Technologies, A Shares (CNH)  9,426,000 87,409
Jiangsu Hengrui Medicine, A Shares (CNH)  7,671,591 49,585
Kweichow Moutai, A Shares (2) 213,784 63,911
Midea Group, A Shares (CNH)  2,132,267 24,819
Midea Group, A Shares (2) 9,887,034 114,955
Ping An Insurance Group, A Shares (CNH)  1,493,377 11,824
Ping An Insurance Group, A Shares (2) 2,406,900 19,035
Songcheng Performance Development, A Shares (CNH)  13,059,600 31,633
Songcheng Performance Development, A Shares (2) 30,679,138 74,228
Yifeng Pharmacy Chain, A Shares (CNH)  8,462,267 66,377
ZWSOFT Guangzhou, A Shares (2) 1,215,419 58,529
876,400
Total China (Cost
$2,745,288
)
3,468,843
CZECH REPUBLIC 0.5%
Common Stocks 0.5%
Komercni Banka  1,332,636 59,094
Total Czech Republic (Cost
$49,639
)
59,094
HONG KONG 4.2%
Common Stocks 4.2%
AIA Group  28,042,800 292,761
Budweiser Brewing APAC  54,091,600 142,885
Hong Kong Exchanges & Clearing  276,100 15,759
Total Hong Kong (Cost
$302,300
)
451,405

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
HUNGARY 1.2%
Common Stocks 1.2%
OTP Bank (1) 1,691,877 98,175
Wizz Air Holdings (GBP) (1) 635,559 34,836
Total Hungary (Cost
$100,949
)
133,011
INDIA 11.0%
Common Stocks 11.0%
HDFC Asset Management  1,443,283 42,846
HDFC Bank  9,198,334 184,845
Housing Development Finance  7,532,542 256,710
Infosys  7,615,158 179,338
Kotak Mahindra Bank  7,221,029 181,019
Maruti Suzuki India  482,018 55,764
Reliance Industries  4,109,251 132,288
Tata Consultancy Services  808,486 40,807
Voltas  6,642,644 105,700
Total India (Cost
$799,746
)
1,179,317
INDONESIA 0.6%
Common Stocks 0.6%
Bank Central Asia  117,471,000 62,482
Total Indonesia (Cost
$22,540
)
62,482
MEXICO 2.3%
Common Stocks 2.3%
Grupo Aeroportuario del Sureste, ADR (USD)  453,212 92,075
Grupo Financiero Banorte, Class O  11,606,400 73,415
Wal-Mart de Mexico  23,577,448 79,974
Total Mexico (Cost
$170,802
)
245,464
NETHERLANDS 2.6%
Common Stocks 2.6%
ASML Holding  84,415 57,174
Heineken  713,619 76,533
Prosus  1,727,827 143,748
Total Netherlands (Cost
$292,680
)
277,455

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
PHILIPPINES 1.4%
Common Stocks 1.4%
SM Investments  5,166,279 96,306
Universal Robina  19,995,369 49,913
Total Philippines (Cost
$94,735
)
146,219
POLAND 0.1%
Common Stocks 0.1%
InPost (EUR) (1) 1,724,159 13,997
Total Poland (Cost
$33,880
)
13,997
QATAR 1.0%
Common Stocks 1.0%
Qatar National Bank  17,192,164 103,302
Total Qatar (Cost
$93,189
)
103,302
RUSSIA 2.8%
Common Stocks 2.8%
Ozon Holdings, ADR (USD) (1) 970,056 20,051
Sberbank of Russia, ADR (USD)  11,815,677 165,750
VK, GDR (USD) (1) 522,127 4,214
X5 Retail Group, GDR (USD)  2,671,798 60,410
Yandex, Class A (USD) (1) 1,093,430 52,550
Total Russia (Cost
$257,760
)
302,975
SAUDI ARABIA 2.3%
Common Stocks 2.3%
Al Rajhi Bank  2,246,810 89,227
Saudi National Bank  5,492,145 108,285
Saudi Tadawul Group Holding (1) 1,128,879 48,743
Total Saudi Arabia (Cost
$135,517
)
246,255

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
SINGAPORE 0.5%
Common Stocks 0.5%
Sea, ADR (USD) (1) 394,510 59,299
Total Singapore (Cost
$82,603
)
59,299
SOUTH AFRICA 2.2%
Common Stocks 2.2%
Capitec Bank Holdings  428,472 56,406
Clicks Group  2,599,162 49,774
FirstRand  20,221,165 81,514
Shoprite Holdings  3,624,131 49,585
Total South Africa (Cost
$160,047
)
237,279
SOUTH KOREA 8.7%
Common Stocks 8.2%
Coupang (USD) (1) 2,063,381 42,960
KakaoBank (1) 92,624 3,218
LG Household & Health Care  131,449 106,927
NAVER  579,048 152,950
Samsung Electronics  9,228,961 574,033
880,088
Preferred Stocks 0.5%
Samsung Electronics  913,807 51,399
51,399
Total South Korea (Cost
$334,681
)
931,487
TAIWAN 13.1%
Common Stocks 13.1%
MediaTek  2,466,000 97,947
President Chain Store  9,366,000 89,456
Taiwan Semiconductor Manufacturing  50,128,111 1,159,062
Vanguard International Semiconductor  11,305,000 54,534
Total Taiwan (Cost
$355,278
)
1,400,999

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
THAILAND 1.7%
Common Stocks 1.7%
Airports of Thailand (1) 14,063,200 26,927
CP ALL  82,634,000 156,440
Total Thailand (Cost
$145,711
)
183,367
TURKEY 0.1%
Common Stocks 0.1%
D-MARKET Elektronik Hizmetler ve Ticaret, ADR (USD) (1) 4,441,323 8,483
Total Turkey (Cost
$54,419
)
8,483
UNITED ARAB EMIRATES 1.2%
Common Stocks 1.2%
First Abu Dhabi Bank  17,237,653 94,049
Network International Holdings (GBP) (1) 8,973,558 31,954
Total United Arab Emirates (Cost
$98,467
)
126,003
URUGUAY 0.6%
Common Stocks 0.6%
Globant (USD) (1) 240,400 61,345
Total Uruguay (Cost
$54,601
)
61,345
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 0.09% (3)(4) 302,640,798 302,641
Total Short-Term Investments (Cost $302,641) 302,641
Total Investments in Securities 99.7%
(Cost $7,271,229) $ 10,691,042
Other Assets Less Liabilities 0.3% 36,260
Net Assets 100.0% $ 10,727,302
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing

T. ROWE PRICE Emerging Markets Stock Fund

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(2) China A shares held through the QFII are subject to certain restrictions.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Emerging Markets Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.09% $ — # $ — $ 28 +
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
01/31/22
T. Rowe Price Government
Reserve Fund, 0.09% $ 208,615 ¤ ¤ $ 302,641 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $28 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $302,641.

T. ROWE PRICE Emerging Markets Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Stock Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Emerging Markets Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Emerging Markets Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
SUBSEQUENT EVENT
In February 2022, Russian forces entered Ukraine and commenced an armed conflict.
Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result,
Russia’s central bank closed the country’s stock market on February 28, 2022, and
Russian-related stocks and debt and the Russian ruble have since suffered significant declines in value. In addition, this armed conflict and the related sanctions may cause significant disruptions to global business activity and volatility in global financial markets. The duration of the conflict and related economic sanctions and their effects on the financial markets cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Management is actively monitoring these events.
F111-054Q1 01/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,223,805 $ 9,007,742 $ — $ 10,231,547
Preferred Stocks — 156,854 — 156,854
Short-Term Investments 302,641 — — 302,641
Total $ 1,526,446 $ 9,164,596 $ — $ 10,691,042